Stock Option Plan and Stock-based Compensation - Significant Assumptions (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	90.70%	91.00%
Expected volatility, maximum	94.20%	96.50%
Expected dividend rate	0.00%	0.00%
Risk free interest rate, minimum	0.50%	0.30%
Risk free interest rate, maximum	1.40%	1.40%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 1 month 6 days
Stock price (in dollars per share)	$ 5.07	$ 0.46
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 7 months 6 days	6 years 4 months 24 days
Stock price (in dollars per share)	$ 11.16	$ 4.47